Property, Plant and Equipment, at Cost (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2013
Minimum | Short-lived production equipment components, office and building equipment and other equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years
Minimum | Production process equipment (intermediate components)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	8 years
Minimum | Production process equipment (major unit components)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Minimum | Production process equipment (infrastructure and other)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	30 years
Maximum | Short-lived production equipment components, office and building equipment and other equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years
Maximum | Production process equipment (intermediate components)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	19 years
Maximum | Production process equipment (major unit components)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	29 years
Maximum | Production process equipment (infrastructure and other)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	45 years